T. ROWE PRICE VIRGINIA TAX-FREE BOND FUND

November 30, 2019 (Unaudited)

Portfolio of Investments‡	Par/Shares	$ Value
(Amounts in 000s)
MUNICIPAL SECURITIES 98.9%
VIRGINIA 83.7%
Albemarle County Economic Dev. Auth. , Sentara Martha Jeffers,
VRDN, 1.16%, 10/1/48	545	545
Albemarle County Economic Dev. Auth. , Westminster-
Canterbury Blue Ridge, Series A, 4.625%, 1/1/32	3,500	3,635
Albemarle County Economic Dev. Auth. , Westminster-
Canterbury Blue Ridge, Series A, 5.00%, 1/1/42	3,200	3,328
Alexandria IDA, Episcopal High School, 4.00%, 1/1/25	400	448
Alexandria IDA, Episcopal High School, 4.00%, 1/1/26	415	464
Alexandria IDA, Episcopal High School, 4.00%, 1/1/30	265	290
Alexandria IDA, Episcopal High School, 4.00%, 1/1/35	1,500	1,622
Alexandria IDA, Episcopal High School, 4.00%, 1/1/36	1,000	1,109
Alexandria IDA, Episcopal High School, 4.00%, 1/1/40	2,500	2,746
Alexandria IDA, Episcopal High School, 4.50%, 1/1/33	3,610	3,790
Alexandria IDA, Episcopal High School, Series A, 4.75%, 1/1/36
(Prerefunded 1/1/20) (1)	1,450	1,454
Alexandria IDA, Episcopal High School, Series A, 5.00%, 1/1/40
(Prerefunded 1/1/20) (1)	2,920	2,929
Alexandria IDA, Goodwin House, 5.00%, 10/1/35	1,845	2,072
Alexandria IDA, Goodwin House, 5.00%, 10/1/45	7,500	8,305
Alexandria IDA, Goodwin House, 5.00%, 10/1/50	1,000	1,105
Arlington County, GO, 4.00%, 6/15/36	8,585	10,070
Arlington County, GO, 4.00%, 6/15/37	2,835	3,313
Arlington County, Series A, GO, 5.00%, 8/15/32	1,555	1,894
Arlington County, Series A, GO, 5.00%, 8/15/34	1,500	1,823
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/31	8,640	8,795
Botetourt County, Residential Care Fac. , Glebe, Inc. , Series A,
6.00%, 7/1/34	525	588
Botetourt County, Residential Care Fac. , Glebe, Inc. , Series A,
6.00%, 7/1/44	3,000	3,316
Capital Region Airport Commission, Series A, 4.00%, 7/1/20	1,160	1,179
Capital Region Airport Commission, Series A, 4.00%, 7/1/24	1,000	1,085

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE VIRGINIA TAX-FREE BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Capital Region Airport Commission, Series A, 4.00%, 7/1/34	375	415
Capital Region Airport Commission, Series A, 4.00%, 7/1/35	700	774
Capital Region Airport Commission, Series A, 4.00%, 7/1/36	650	717
Capital Region Airport Commission, Series A, 4.00%, 7/1/38	850	933
Capital Region Airport Commission, Series A, 4.25%, 7/1/21	500	523
Capital Region Airport Commission, Series A, 5.00%, 7/1/23	600	676
Capital Region Airport Commission, Series A, 5.00%, 7/1/30	995	1,180
Capital Region Airport Commission, Series A, 5.00%, 7/1/32	400	472
Capital Region Airport Commission, Series A, 5.00%, 7/1/33	500	589
Cherry Hill CDA, Potomac Shores Project, 4.50%, 3/1/25 (2)	790	817
Cherry Hill CDA, Potomac Shores Project, 5.15%, 3/1/35 (2)	1,125	1,185
Cherry Hill CDA, Potomac Shores Project, 5.40%, 3/1/45 (2)	2,200	2,320
Chesapeake Bay Bridge & Tunnel Dist. , 5.50%, 7/1/25 (3)(4)	6,235	7,367
Chesapeake Bay Bridge & Tunnel Dist. , First Tier, 5.00%,
7/1/46	13,110	15,141
Chesapeake Bay Bridge & Tunnel Dist. , First Tier, 5.00%,
7/1/51	13,805	15,908
Chesapeake Bay Bridge & Tunnel Dist. , First Tier, BAN, 5.00%,
11/1/23	7,500	8,504
Chesapeake Expressway Toll Road, Series A, 5.00%, 7/15/47	9,860	10,637
Chesapeake Expressway Toll Road, Series B, STEP, 0.00%,
7/15/40	3,875	3,841
Chesapeake Hosp. Auth. , Chesapeake Regional Medical,
4.00%, 7/1/39	1,000	1,120
Chesapeake Hosp. Auth. , Chesapeake Regional Medical,
4.00%, 7/1/43	5,245	5,800
Chesapeake Hosp. Auth. , Chesapeake Regional Medical,
5.00%, 7/1/33	2,000	2,505
Chesapeake Hosp. Auth. , Chesapeake Regional Medical,
5.00%, 7/1/34	1,475	1,843
Chesterfield County Economic Dev. Auth. , Bon Secours
Healthcare System, Series C1, 5.00%, 11/1/42 (Prerefunded
11/1/20) (1)(5)	7,640	7,893
Fairfax County, Public Improvement, Series A, GO, 5.00%,
10/1/35	6,000	7,234

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE VIRGINIA TAX-FREE BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Fairfax County, Sewer, 5.00%, 7/15/44	5,000	6,083
Fairfax County, Sewer, Series A, 4.00%, 7/15/38	1,840	2,063
Fairfax County Economic Dev. Auth. , Goodwin House, Series A,
5.00%, 10/1/36	7,060	7,905
Fairfax County Economic Dev. Auth. , Goodwin House, Series A,
5.00%, 10/1/42	4,350	4,829
Fairfax County Economic Dev. Auth. , Metrorail Parking System,
5.00%, 4/1/42	9,000	10,734
Fairfax County Economic Dev. Auth. , Silver Line Phase I Project,
4.00%, 4/1/34	8,000	8,917
Fairfax County Economic Dev. Auth. , Silver Line Phase I Project,
4.00%, 4/1/35	5,765	6,413
Fairfax County Economic Dev. Auth. , Silver Line Phase I Project,
5.00%, 4/1/29 (Prerefunded 4/1/20) (1)	1,390	1,408
Fairfax County Economic Dev. Auth. , Silver Line Phase I Project,
5.00%, 4/1/30 (Prerefunded 4/1/20) (1)	1,815	1,838
Fairfax County Economic Dev. Auth. , Silver Line Phase I Project,
5.00%, 4/1/36 (Prerefunded 4/1/20) (1)	12,650	12,813
Fairfax County Economic Dev. Auth. , Vinson Hall, Series A,
4.00%, 12/1/22	225	232
Fairfax County Economic Dev. Auth. , Vinson Hall, Series A,
4.50%, 12/1/32	1,000	1,068
Fairfax County Economic Dev. Auth. , Vinson Hall, Series A,
5.00%, 12/1/47	4,000	4,313
Fairfax County IDA, Inova Health System, 4.00%, 5/15/42	5,495	5,714
Fairfax County IDA, Inova Health System, 5.00%, 5/15/37	1,465	1,584
Fairfax County IDA, Inova Health System, Series A, 4.00%,
5/15/48	1,665	1,833
Fairfax County IDA, Inova Health System, Series A, 5.00%,
5/15/40	26,785	28,921
Fairfax County IDA, Inova Health System, Series A, 5.00%,
5/15/44	13,070	14,628
Fairfax County IDA, Inova Health System, Series D, 5.00%,
5/15/28	3,075	3,350
Fairfax County Redev. & Housing Auth. , Wedgewood Affordable
Housing Acquisition, 5.00%, 10/1/36	4,105	5,092
Fairfax County Redev. & Housing Auth. , Wedgewood Affordable
Housing Acquisition, 5.00%, 10/1/38	3,040	3,745
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE VIRGINIA TAX-FREE BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Fairfax County Water Auth. , 5.00%, 4/1/44	4,720	5,683
Fairfax County Water Auth. , 5.00%, 4/1/45	4,230	5,091
Fairfax County Water Auth. , Series B, 4.00%, 4/1/29	3,925	3,963
Fredericksburg, Series A, GO, 4.75%, 7/15/37	7,790	7,947
Fredericksburg Economic Dev. Auth. , Mary Washington
Healthcare, 5.00%, 6/15/29	1,600	1,827
Fredericksburg Economic Dev. Auth. , Mary Washington
Healthcare, 5.00%, 6/15/31	425	485
Fredericksburg Economic Dev. Auth. , Mary Washington
Healthcare, 5.00%, 6/15/33	1,250	1,418
Fredericksburg Economic Dev. Auth. , Medicorp Health System,
5.25%, 6/15/21	2,345	2,477
Fredericksburg Economic Dev. Auth. , Medicorp Health System,
5.25%, 6/15/23	2,600	2,914
Greater Richmond Convention Center Auth. , 5.00%, 6/15/29	3,750	4,412
Greater Richmond Convention Center Auth. , 5.00%, 6/15/30	1,500	1,761
Greater Richmond Convention Center Auth. , 5.00%, 6/15/31	2,000	2,347
Greater Richmond Convention Center Auth. , 5.00%, 6/15/32	5,630	6,601
Hampton Roads Sanitation Dist. , Series A, 4.00%, 10/1/38	1,690	1,907
Hampton Roads Sanitation Dist. , Series A, 5.00%, 8/1/37
(Prerefunded 8/1/26) (1)	10,070	12,389
Hampton Roads Transportation Accountability Commission,
Series A, 5.00%, 7/1/42	2,850	3,475
Hampton Roads Transportation Accountability Commission,
Series A, 5.00%, 7/1/48	23,410	28,316
Hampton Roads Transportation Accountability Commission,
Series A, 5.50%, 7/1/57	51,485	63,672
Hanover County Economic Dev. Auth. , Covenant Woods,
Retirement Fac. , 5.00%, 7/1/38	500	546
Hanover County Economic Dev. Auth. , Covenant Woods,
Retirement Fac. , 5.00%, 7/1/48	2,835	3,068
Hanover County Economic Dev. Auth. , Covenant Woods,
Retirement Fac. , 5.00%, 7/1/51	3,575	3,864
Hanover County Economic Dev. Auth. , Covenant Woods,
Retirement Fac. , Series A, 5.00%, 7/1/42	1,000	1,035
Hanover County Economic Dev. Auth. , Covenant Woods,
Retirement Fac. , Series A, 5.00%, 7/1/47	6,170	6,376
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE VIRGINIA TAX-FREE BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Henrico County, Recreational Fac. Improvement, Series A, GO,
4.00%, 8/1/28 (Prerefunded 8/1/20) (1)	420	428
Henrico County Economic Dev. Auth. , 4.00%, 4/15/37	4,065	4,205
Henrico County Economic Dev. Auth. , 4.00%, 4/15/42	3,595	3,699
Henrico County Economic Dev. Auth. , Bon Secours Healthcare
System, 5.00%, 11/1/30 (Prerefunded 11/1/22) (1)	7,035	7,800
Henrico County Economic Dev. Auth. , Bon Secours Healthcare
System, 6.25%, 8/15/20 (3)(4)	480	497
Henrico County Economic Dev. Auth. , Lifespire of Virginia,
Series C, 5.00%, 12/1/37	1,900	2,145
Henrico County Economic Dev. Auth. , Lifespire of Virginia,
Series C, 5.00%, 12/1/47	3,750	4,159
Henrico County Water & Sewer, 4.00%, 5/1/32	4,050	4,372
Henrico County Water & Sewer, 4.00%, 5/1/33	4,085	4,405
Henrico County Water & Sewer, 4.00%, 5/1/34	4,260	4,589
Henrico County Water & Sewer, 5.00%, 5/1/42	3,340	3,958
Henrico County Water & Sewer, 5.00%, 5/1/46	6,220	7,349
Isle of Wight County, Recreational Fac. Improvement, GO,
5.00%, 7/1/43 (Prerefunded 7/1/22) (1)	2,495	2,732
Isle of Wight County, Recreational Fac. Improvement,
Unrefunded Balance, GO, 5.00%, 7/1/43	795	863
James City County Economic Dev. Auth. , United Methodist
Home, Series A, 2.00%, 10/1/48 (6)	753	66
James City County Economic Dev. Auth. , United Methodist
Home, Series A, 6.00%, 6/1/43	2,897	2,897
Lexington IDA, Kendal at Lexington, 4.00%, 1/1/31	850	904
Lexington IDA, Kendal at Lexington, Series A, 5.00%, 1/1/42	1,000	1,078
Lexington IDA, Kendal at Lexington, Series A, 5.00%, 1/1/48	3,405	3,665
Lexington IDA, V. M. I. Dev. Board, 4.00%, 12/1/30	2,835	3,251
Lexington IDA, Washington & Lee Univ. , 4.75%, 1/1/43	1,225	1,299
Lexington IDA, Washington & Lee Univ. , 5.00%, 1/1/34	2,085	2,581
Lexington IDA, Washington & Lee Univ. , 5.00%, 1/1/35	1,105	1,365
Lexington IDA, Washington & Lee Univ. , 5.00%, 1/1/38	1,000	1,225
Lexington IDA, Washington & Lee Univ. , 5.00%, 1/1/43	7,000	7,502
Lexington IDA, Washington & Lee Univ. , 5.00%, 1/1/48	1,500	1,819
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE VIRGINIA TAX-FREE BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Lexington IDA, Washington & Lee Univ. , Series A, 5.00%,
1/1/43	2,240	2,727
Loudoun County Economic Dev. Auth. , Zero Coupon, 7/1/49	5,000	1,928
Loudoun County IDA, Series B, VRDN, 1.05%, 2/15/38	1,300	1,300
Lynchburg Economic Dev. Auth., Central Health, Series A,
5.00%, 1/1/47	5,345	6,205
Lynchburg Economic Dev. Auth., Central Health, Series B,
VRDN, 1.16%, 1/1/47	13,840	13,840
Manassas Park Economic Dev. Auth. , Series A, 5.00%, 7/15/20
(3)	640	655
Manassas Park Economic Dev. Auth. , Series A, 6.00%, 7/15/35
(Prerefunded 7/15/20) (1)	3,495	3,597
Montgomery County Economic Dev. Auth. , Virginia Tech
Foundation, Series A, 4.00%, 6/1/37	725	816
New Port CDA, Special Assessment, 5.60%, 9/1/36 (6)(7)	978	411
Newport News Economic Dev. Auth. , Lifespire, 5.00%, 12/1/38	2,500	2,700
Newport News, Water & Sewer, 5.00%, 7/15/32	1,260	1,525
Norfolk, Series A, GO, 5.00%, 10/1/41 (Prerefunded 10/1/26)
(1)	1,050	1,301
Norfolk, Series A, GO, 5.00%, 10/1/46 (Prerefunded 10/1/26)
(1)	2,300	2,849
Norfolk Airport Auth. , Series A, 5.00%, 7/1/20	1,385	1,416
Norfolk Airport Auth. , Series A, 5.00%, 7/1/21	1,000	1,050
Norfolk Economic Dev. Auth. , Sentara Healthcare, Series B,
5.00%, 11/1/43	5,575	6,040
Norfolk Economic Dev. Auth. , Sentara Healthcare, Series B,
VRDN, 5.00%, 11/1/48 (Tender 11/1/28)	2,000	2,528
Norfolk Redev. & Housing Auth. , Fort Norfolk Retirement
Community - Harbor, 5.00%, 1/1/34	200	219
Norfolk Redev. & Housing Auth. , Fort Norfolk Retirement Fac. ,
5.375%, 1/1/35	3,870	4,256
Norfolk Redev. & Housing Auth. , Fort Norfolk Retirement Fac. ,
5.375%, 1/1/46	480	520
Norfolk Water Revenue, 5.00%, 11/1/28 (Prerefunded 5/1/22)
(1)	1,705	1,863
Norfolk Water Revenue, 5.00%, 11/1/29 (Prerefunded 5/1/22)
(1)	1,125	1,229
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE VIRGINIA TAX-FREE BOND FUND

		Par/Shares	$ Value
	(Amounts in 000s)
	Norfolk Water Revenue, 5.00%, 11/1/31 (Prerefunded 5/1/22)
	(1)	1,020	1,115
	Norfolk Water Revenue, 5.00%, 11/1/38 (Prerefunded 5/1/21)
	(1)	2,805	2,959
	Norfolk Water Revenue, 5.00%, 11/1/42 (Prerefunded 5/1/21)
	(1)	12,735	13,432
	Norfolk Water Revenue, Series A, 5.25%, 11/1/44	17,250	20,192
	Norfolk Water Revenue, Unrefunded Balance, 5.00%, 11/1/28	25	27
	Norfolk Water Revenue, Unrefunded Balance, 5.00%, 11/1/29	20	22
	Norfolk Water Revenue, Unrefunded Balance, 5.00%, 11/1/31	15	16
	Powhatan County, GO, 5.00%, 1/15/32	2,000	2,009
	Prince William County IDA, Novant Health, Series B, 4.00%,
	11/1/33	7,660	8,134
	Prince William County IDA, Westminster At Lake Ridge, 5.00%,
	1/1/37	4,000	4,494
	Prince William County IDA, Westminster At Lake Ridge, 5.00%,
	1/1/46	4,025	4,462
	Richmond Metropolitan Auth. , Expressway, 5.25%, 7/15/22 (4)	1,895	1,997
	Richmond Metropolitan Auth. , Expressway, 5.25%, 7/15/22
(3)	(4)	1,095	1,159
	Richmond Metropolitan Auth. , Expressway, Unrefunded
	Balance, 5.25%, 7/15/22 (4)	6,535	6,888
	Riverside Regional Jail Auth. , 5.00%, 7/1/30	5,770	6,833
	Roanoke Economic Dev. Auth. , Carillion Clinic, 5.00%, 7/1/33	4,970	5,070
	Roanoke Economic Dev. Auth. , Carillion Healthcare System,
	Series C, 5.00%, 7/1/27 (5)	4,250	4,332
	Roanoke Economic Dev. Auth. , Lutheran Homes Brandon Oaks,
	6.625%, 12/1/44	3,900	4,236
	Russell County IDA PCR, Appalachian Power, Series K, 4.625%,
	11/1/21	10,520	10,601
	Stafford County Economic Dev. Auth. , Mary Washington
	Healthcare, 5.00%, 6/15/30	1,025	1,220
	Stafford County Economic Dev. Auth. , Mary Washington
	Healthcare, 5.00%, 6/15/34	2,500	2,936
	Stafford County Economic Dev. Auth. , Mary Washington
	Healthcare, 5.00%, 6/15/35	1,000	1,172

	The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE VIRGINIA TAX-FREE BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Stafford County Economic Dev. Auth. , Mary Washington
Healthcare, 5.00%, 6/15/36	350	409
Suffolk Economic Dev. Auth. , United Church Homes, 5.00%,
9/1/25	1,960	2,205
Suffolk Economic Dev. Auth. , United Church Homes, 5.00%,
9/1/31	4,000	4,402
Tobacco Settlement Fin. , Series B1, 5.00%, 6/1/47	3,025	3,033
Univ. of Virginia, 5.00%, 6/1/37 (Prerefunded 12/1/22) (1)	10,000	11,149
Univ. of Virginia, Series A, 5.00%, 6/1/43 (Prerefunded 6/1/23)
(1)	12,720	14,411
Univ. of Virginia, Series A-1, 4.00%, 4/1/45	2,400	2,600
Univ. of Virginia, Series A-2, 5.00%, 4/1/45	20,705	24,033
Univ. of Virginia, Series B, 4.00%, 8/1/48	4,930	5,519
Univ. of Virginia, Series B, 5.00%, 4/1/46	5,000	6,040
Univ. of Virginia, Series B, 5.00%, 9/1/49	7,500	9,433
Upper Occoquan Sewage Auth. , 4.00%, 7/1/34	5,515	6,105
Upper Occoquan Sewage Auth. , 4.00%, 7/1/40	5,805	6,351
Upper Occoquan Sewage Auth. , Series B, 4.00%, 7/1/37	2,155	2,407
Virginia College Building Auth. , Series A, 4.00%, 2/1/34	4,500	4,929
Virginia College Building Auth. , 21st Century College &
Equipment, 4.00%, 2/1/31	10,000	10,533
Virginia College Building Auth. , Univ. of Richmond, 4.00%,
3/1/42	8,010	8,458
Virginia College Building Auth. , Washington & Lee Univ. , 5.00%,
1/1/40	3,650	4,196
Virginia College Building Auth. , Washington & Lee Univ. , 5.25%,
1/1/26 (4)	840	971
Virginia College Building Auth. , Washington & Lee Univ. , 5.25%,
1/1/31 (4)	7,900	10,241
Virginia College Building Auth. , Washington & Lee Univ. , 5.75%,
1/1/34	10,520	14,962
Virginia Commonwealth Transportation Board, 4.00%, 5/15/30	12,310	13,523
Virginia Commonwealth Transportation Board, 4.00%, 5/15/31	2,445	2,680
Virginia Commonwealth Transportation Board, 4.00%, 5/15/32	6,860	7,485

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE VIRGINIA TAX-FREE BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Virginia Commonwealth Transportation Board, 4.75%, 5/15/35
(Prerefunded 5/15/21) (1)	14,500	15,263
Virginia Commonwealth Transportation Board, 5.00%, 9/15/30	4,940	6,154
Virginia Commonwealth Transportation Board, 5.00%, 5/15/33
(Prerefunded 5/15/21) (1)	12,500	13,203
Virginia Commonwealth Transportation Board, Series A, 4.00%,
5/15/34	3,600	4,137
Virginia Commonwealth Transportation Board, Series A, 4.00%,
5/15/35	2,985	3,420
Virginia Commonwealth Transportation Board, Series A, 5.00%,
5/15/33	1,250	1,552
Virginia Commonwealth Transportation Board, Federal Highway
Transportation, 5.00%, 9/15/31	11,000	13,403
Virginia Commonwealth Transportation Board, Federal
Transportation, 4.00%, 9/15/33	2,985	3,458
Virginia Commonwealth Univ. Health System Auth. , 4.00%,
7/1/35	1,500	1,689
Virginia Commonwealth Univ. Health System Auth. , Series A,
5.00%, 7/1/34	5,000	6,047
Virginia Commonwealth Univ. Health System Auth. , Series B,
5.00%, 7/1/34	2,795	3,383
Virginia Commonwealth Univ. Health System Auth. , Series B,
5.00%, 7/1/46	5,500	6,500
Virginia HDA, Rental Housing, Series B, 5.00%, 6/1/45	3,050	3,050
Virginia HDA, Rental Housing, Series F, 5.35%, 10/1/43	7,710	8,560
Virginia Polytechnic Institute & State Univ. , Dormitory & Dining,
Series A, 4.00%, 6/1/30	2,135	2,366
Virginia Polytechnic Institute & State Univ. , Dormitory & Dining,
Series A, 4.00%, 6/1/33	1,920	2,114
Virginia Polytechnic Institute & State Univ. , Dormitory & Dining,
Series A, 4.00%, 6/1/34	2,005	2,205
Virginia Port Auth. , Series B, 5.00%, 7/1/41 (8)	1,000	1,161
Virginia Port Auth. , Series B, 5.00%, 7/1/45 (8)	11,500	13,283
Virginia Port Auth. Commonwealth Port Fund, 5.00%, 7/1/29 (8)	1,000	1,178
Virginia Port Auth. Commonwealth Port Fund, 5.00%, 7/1/30
(Prerefunded 7/1/20) (1)	20	20

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE VIRGINIA TAX-FREE BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Virginia Port Auth. Commonwealth Port Fund, 5.00%, 7/1/35
(Prerefunded 7/1/20) (1)	3,500	3,579
Virginia Port Auth. Commonwealth Port Fund, 5.00%, 7/1/36
(Prerefunded 7/1/20) (1)	3,500	3,579
Virginia Port Auth. Commonwealth Port Fund, 5.00%, 7/1/39 (8)	7,180	8,316
Virginia Public Building Auth. , Series A, 4.00%, 8/1/36	5,000	5,774
Virginia Public Building Auth. , Series A, 4.00%, 8/1/39	1,430	1,642
Virginia Public Building Auth. , Series A, 5.00%, 8/1/31
(Prerefunded 8/1/21) (1)	80	85
Virginia Public Building Auth. , Series A-2017, 5.00%, 8/1/31
(Prerefunded 8/1/21) (1)	1,090	1,158
Virginia Public Building Auth. , Series B, 4.00%, 8/1/35 (8)	8,485	9,851
Virginia Public Building Auth. , Series B, 4.00%, 8/1/36 (8)	8,830	10,205
Virginia Public Building Auth. , Unrefunded Balance, Series A-
2017, 5.00%, 8/1/31 (Prerefunded 8/1/21) (1)	10,995	11,703
Virginia Public School Auth. , Series A, 4.00%, 8/1/35	2,665	3,137
Virginia Resources Auth. , Series B, 4.00%, 11/1/40	1,335	1,474
Virginia Resources Auth. , Infrastructure Pooled Fin. , 5.00%,
11/1/30 (Prerefunded 11/1/20) (1)	260	269
Virginia Resources Auth. , Infrastructure Pooled Fin. , 5.00%,
11/1/33 (Prerefunded 11/1/20) (1)	1,140	1,180
Virginia Resources Auth. , Infrastructure Pooled Fin. , 5.00%,
11/1/36 (Prerefunded 11/1/21) (1)	4,665	5,005
Virginia Resources Auth. , Infrastructure Pooled Fin. , Series A,
5.00%, 11/1/42	1,680	1,905
Virginia Resources Auth. , Infrastructure Pooled Fin. , Series A1,
5.00%, 11/1/42 (Prerefunded 11/1/22) (1)	9,000	10,006
Virginia Resources Auth. , Infrastructure Pooled Fin. , Series B,
5.00%, 11/1/31 (Prerefunded 11/1/21) (1)	2,720	2,913
Virginia Resources Auth. , Infrastructure Pooled Fin. , Series B,
5.00%, 11/1/40 (Prerefunded 11/1/20) (1)	4,775	4,944
Virginia Resources Auth. , Infrastructure Pooled Fin. , Series C,
4.00%, 11/1/37	570	642
Virginia Resources Auth. , Infrastructure Pooled Fin. ,
Unrefunded Balance, 5.00%, 11/1/30	400	414
Virginia Resources Auth. , Infrastructure Pooled Fin. ,
Unrefunded Balance, 5.00%, 11/1/33	770	796
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE VIRGINIA TAX-FREE BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Virginia Resources Auth. , Infrastructure Pooled Fin. ,
Unrefunded Balance, Series B, 5.00%, 11/1/31	670	717
Virginia Resources Auth. , Water & Sewer, 5.00%, 10/1/30	5,290	6,313
Virginia Resources Auth. , Water & Sewer, 5.00%, 11/1/40	9,070	10,774
Virginia Resources Auth. , Water & Sewer, 5.00%, 11/1/45	9,365	11,136
Virginia Small Business Fin. Auth. , Covanta Project, VRDN,
5.00%, 1/1/48 (Tender 7/1/38) (2)(8)	1,700	1,804
Virginia Small Business Fin. Auth. , Elizabeth River Crossings,
5.25%, 1/1/32 (8)	500	543
Virginia Small Business Fin. Auth. , Elizabeth River Crossings,
5.50%, 1/1/42 (8)	13,775	14,958
Virginia Small Business Fin. Auth. , Elizabeth River Crossings,
6.00%, 1/1/37 (8)	6,240	6,892
Virginia Small Business Fin. Auth. , Express Lanes, 5.00%,
7/1/34 (8)	4,000	4,266
Virginia Small Business Fin. Auth. , Express Lanes, Series 2012,
5.00%, 1/1/40 (8)	15,110	16,066
Virginia Small Business Fin. Auth. , I-95 Express Lanes, Series
2017, 5.00%, 1/1/40 (8)	13,395	14,243
Virginia Small Business Fin. Auth. , I-95 Express Lanes, 5.00%,
1/1/44 (8)	11,515	12,226
Virginia Small Business Fin. Auth. , I-95 Express Lanes, 5.00%,
7/1/34 (8)	2,100	2,240
Virginia Small Business Fin. Auth. , I-95 Express Lanes, 5.00%,
7/1/49 (8)	9,375	9,950
Virginia Small Business Fin. Auth. , Sentara Healthcare, 4.50%,
11/1/25	2,100	2,125
Virginia Small Business Fin. Auth. , Sentara Healthcare, 5.00%,
11/1/40	6,190	6,281
Virginia Small Business Fin. Auth. , Transform 66 P3 Project,
5.00%, 12/31/47 (8)	1,500	1,718
Virginia Small Business Fin. Auth. , Transform 66 P3 Project,
5.00%, 12/31/49 (8)	1,500	1,715
Virginia Small Business Fin. Auth. , Transform 66 P3 Project,
5.00%, 12/31/52 (8)	2,125	2,425
Virginia Small Business Fin. Auth. , Transform 66 P3 Project,
5.00%, 12/31/56 (8)	12,895	14,668

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE VIRGINIA TAX-FREE BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Winchester Economic Dev. Auth. , Valley Health System, 5.00%,
1/1/30	250	296
Winchester Economic Dev. Auth. , Valley Health System, 5.00%,
1/1/34	2,250	2,632
Winchester Economic Dev. Auth. , Valley Health System, 5.00%,
1/1/35	1,750	2,041
Winchester Economic Dev. Auth. , Valley Health System, 5.00%,
1/1/44	9,500	10,804
Winchester Economic Dev. Auth. , Valley Health System, Series
A, 5.00%, 1/1/44	10,455	11,429
		1,255,550

DISTRICT OF COLUMBIA 11.5%
Metropolitan Washington Airports Auth. , 5.00%, 10/1/35 (8)	4,360	5,226
Metropolitan Washington Airports Auth. , 5.00%, 10/1/36 (8)	3,380	4,042
Metropolitan Washington Airports Auth. , 5.00%, 10/1/37 (8)	3,100	3,694
Metropolitan Washington Airports Auth. , Series A, 5.00%,
10/1/24 (8)	2,000	2,203
Metropolitan Washington Airports Auth. , Series A, 5.00%,
10/1/29	1,525	1,573
Metropolitan Washington Airports Auth. , Series A, 5.00%,
10/1/31 (8)	1,000	1,093
Metropolitan Washington Airports Auth. , Series A, 5.00%,
10/1/35	8,375	8,640
Metropolitan Washington Airports Auth. , Series A, 5.00%,
10/1/36 (8)	5,195	6,423
Metropolitan Washington Airports Auth. , Series A, 5.00%,
10/1/37 (8)	7,460	9,187
Metropolitan Washington Airports Auth. , Series A, 5.00%,
10/1/39	4,900	5,054
Metropolitan Washington Airports Auth. , Series A, 5.00%,
10/1/43 (8)	4,985	5,952
Metropolitan Washington Airports Auth. , Series A, 5.00%,
10/1/44 (8)	6,930	8,397
Metropolitan Washington Airports Auth. , Series A, 5.00%,
10/1/48 (8)	10,275	12,197

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE VIRGINIA TAX-FREE BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Metropolitan Washington Airports Auth. , Series A, 5.00%,
10/1/49 (8)	5,000	6,022
Metropolitan Washington Airports Auth. , Series B, 5.00%,
10/1/33 (8)	11,450	13,321
Metropolitan Washington Airports Auth. , Series C, 5.00%,
10/1/28 (8)	2,000	2,128
Metropolitan Washington Airports Auth. , Dulles Toll Road,
Series A, 5.00%, 10/1/35	1,000	1,236
Metropolitan Washington Airports Auth. , Dulles Toll Road,
Series A, 5.00%, 10/1/33	550	684
Metropolitan Washington Airports Auth. , Dulles Toll Road,
Series A, 5.00%, 10/1/36	1,000	1,232
Metropolitan Washington Airports Auth. , Dulles Toll Road,
Series A, 5.00%, 10/1/38	1,000	1,221
Metropolitan Washington Airports Auth. , Dulles Toll Road,
Series A, 5.00%, 10/1/39	1,350	1,643
Metropolitan Washington Airports Auth. , Dulles Toll Road,
Series A, 5.00%, 10/1/44	14,965	18,002
Metropolitan Washington Airports Auth. , Dulles Toll Road,
Series A, 5.00%, 10/1/53	9,410	10,047
Metropolitan Washington Airports Auth. , Dulles Toll Road,
Series B, 6.50%, 10/1/44	1,810	2,419
Metropolitan Washington Airports Auth. , Dulles Toll Road,
Series C, 6.50%, 10/1/41 (9)	2,000	2,582
Washington Metropolitan Area Transit Auth. , 5.00%, 7/1/36	2,500	3,031
Washington Metropolitan Area Transit Auth. , 5.00%, 7/1/38	1,000	1,206
Washington Metropolitan Area Transit Auth. , 5.00%, 7/1/43	5,200	6,209
Washington Metropolitan Area Transit Auth. , Series A-1, 5.00%,
7/1/30	2,975	3,680
Washington Metropolitan Area Transit Auth. , Series A-1, 5.00%,
7/1/31	3,125	3,852
Washington Metropolitan Area Transit Auth. , Series A-1, 5.00%,
7/1/32	940	1,154
Washington Metropolitan Area Transit Auth. , Series A-2, 5.00%,
7/1/32	1,575	1,934
Washington Metropolitan Area Transit Auth. , Series A-2, 5.00%,
7/1/33	1,750	2,141

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE VIRGINIA TAX-FREE BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Washington Metropolitan Area Transit Auth. , Series A-2, 5.00%,
7/1/34	1,225	1,494
Washington Metropolitan Area Transit Auth. , Series B, 5.00%,
7/1/42	11,655	13,938
		172,857

PUERTO RICO 1.5%
Puerto Rico Aqueduct & Sewer Auth. , Series A, 5.00%, 7/1/33	955	992
Puerto Rico Aqueduct & Sewer Auth. , Series A, 5.125%, 7/1/37	1,460	1,520
Puerto Rico Aqueduct & Sewer Auth. , Series A, 5.25%, 7/1/42	2,005	2,093
Puerto Rico Aqueduct & Sewer Auth. , Series A, 6.00%, 7/1/44	1,500	1,519
Puerto Rico Aqueduct & Sewer Auth. , Series A, 6.00%, 7/1/47	890	947
Puerto Rico Electric Power Auth. , Series 2013A-RSA-1, 6.75%,
7/1/36 (7)(10)	2,775	2,171
Puerto Rico Electric Power Auth. , Series A-RSA-1, 5.05%,
7/1/42 (7)(10)	30	23
Puerto Rico Electric Power Auth. , Series AAA-RSA-1, 5.25%,
7/1/27 (7)(10)	365	279
Puerto Rico Electric Power Auth. , Series AAA-RSA-1, 5.25%,
7/1/30 (7)(10)	1,100	841
Puerto Rico Electric Power Auth. , Series CCC-RSA-1, 5.00%,
7/1/27 (7)(10)	50	38
Puerto Rico Electric Power Auth. , Series CCC-RSA-1, 5.25%,
7/1/27 (7)(10)	1,345	1,029
Puerto Rico Electric Power Auth. , Series CCC-RSA-1, 5.25%,
7/1/28 (7)(10)	115	88
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/20 (7)(10)	150	115
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/24 (7)(10)	600	459
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/25 (7)(10)	195	149
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/26 (7)(10)	240	184
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/27 (7)(10)	30	23

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE VIRGINIA TAX-FREE BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/32 (7)(10)	95	73
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/37 (7)(10)	455	348
Puerto Rico Electric Power Auth. , Series WW-RSA-1, 5.00%,
7/1/28 (7)(10)	25	19
Puerto Rico Electric Power Auth. , Series WW-RSA-1, 5.25%,
7/1/33 (7)(10)	145	111
Puerto Rico Electric Power Auth. , Series WW-RSA-1, 5.50%,
7/1/18 (7)(10)	125	94
Puerto Rico Electric Power Auth. , Series XX-RSA-1, 5.25%,
7/1/27 (7)(10)	55	42
Puerto Rico Electric Power Auth. , Series XX-RSA-1, 5.25%,
7/1/40 (7)(10)	145	111
Puerto Rico Electric Power Auth. , Series XX-RSA-1, 5.75%,
7/1/36 (7)(10)	115	89
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 3.70%,
7/1/17 (7)(10)	35	25
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.00%,
7/1/17 (7)(10)	65	49
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.00%,
7/1/19 (7)(10)	630	469
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.00%,
7/1/28 (7)(10)	50	38
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.25%,
7/1/19 (7)(10)	485	360
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.25%,
7/1/23 (7)(10)	140	107
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.25%,
7/1/24 (7)(10)	50	38
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.25%,
7/1/26 (7)(10)	1,240	949
Puerto Rico Sales Tax Fin. , Series A-1, 5.00%, 7/1/58	2,640	2,767
Puerto Rico Sales Tax Fin. , Series A-1, Zero Coupon, 7/1/31	3,385	2,313
Puerto Rico Sales Tax Fin. , Series A-1, Zero Coupon, 7/1/33	2,740	1,737
		22,209

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE VIRGINIA TAX-FREE BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
NEW YORK 1.3%
New York City Transitional Fin. Auth. , Series C-4, VRDN, 1.18%,
11/1/36	19,675	19,675
		19,675
OREGON 0.3%
Oregon Fac. Auth. , Peace Health, Series A, VRDN, 1.13%,
8/1/34	4,200	4,200
		4,200
FLORIDA 0.1%
St. Lucie County, Florida Power & Light, VRDN, 1.25%, 5/1/24
(8)	1,900	1,900
		1,900
TEXAS 0.1%
Harris County Health Fac. Dev. , Methodist Hosp. , Series A-2,
VRDN, 1.18%, 12/1/41	1,430	1,430
		1,430
ALASKA 0.1%
Alaska Housing Fin. , Series A, VRDN, 1.21%, 6/1/32 (8)	1,300	1,300
		1,300
LOUISIANA 0.1%
Saint Charles Parish PCR, VRDN, 1.23%, 9/1/23 (8)	900	900
		900
ILLINOIS 0.1%
Illinois Fin. Auth. , Northwestern Memorial Hosp. , Series A-3,
VRDN, 1.15%, 8/15/42	850	850
		850
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE VIRGINIA TAX-FREE BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
DELAWARE 0.1%
Delaware HFA, Christiana Care, Series A, VRDN, 1.18%,
10/1/38	775	775
		775
VIRGIN ISLANDS 0.0%
Virgin Islands PFA, Diageo, Series A, 6.625%, 10/1/29	670	672
		672
Total Municipal Securities (Cost $1,414,347)		1,482,318
COMMON STOCKS 0.0%
Westrock	—	10
Total Common Stocks (Cost $15)		10
Total Investments in Securities 98.9%
(Cost $1,414,362)		$1,482,328
Other Assets Less Liabilities 1.1%		16,592
Net Assets 100.0%		$1,498,920

‡	Par/Shares and Notional Amount are denominated in U. S. dollars unless otherwise noted.
(1)	Prerefunded date is used in determining portfolio maturity.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $6,126 and represents 0.4% of net assets.
(3)	Escrowed to maturity
(4)	Insured by National Public Finance Guarantee Corporation
(5)	Insured by Assured Guaranty Municipal Corporation
(6)	Security is in default or has failed to make a scheduled interest and/or principal payment.
(7)	Non-income producing
(8)	Interest subject to alternative minimum tax
(9)	Insured by Assured Guaranty Corporation
(10)	Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
BAN	Bond Anticipation Note
CDA	Community Development Administration/Authority
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE VIRGINIA TAX-FREE BOND FUND

GO	General Obligation
HDA	Housing Development Authority
HFA	Health Facility Authority
IDA	Industrial Development Authority/Agency
PCR	Pollution Control Revenue
PFA	Public Finance Authority/Agency
STEP	Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
VRDN	Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer's agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund's weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE VIRGINIA TAX-FREE BOND FUND

FUTURES CONTRACTS
($000 s)
			Value and
	Expiration	Notional	Unrealized Gain
	Date	Amount	(Loss)
Short, 93 U. S. Treasury Notes ten year contracts	3/20	(12,030)	$46
Net payments (receipts) of variation margin to date			(34)

Variation margin receivable (payable) on open futures contracts			$12

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE VIRGINIA TAX-FREE BOND FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Virginia Tax-Free Bond Fund (the fund) is registered under the Investment Company Act of 1940 (the
1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE VIRGINIA TAX-FREE BOND FUND

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level
2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Equity securities listed or regularly traded on a securities exchange or in the OTC market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. OTC
Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

T. ROWE PRICE VIRGINIA TAX-FREE BOND FUND

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on November 30, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)		Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income Securities[1]	$	— $	1,482,318$	— $	1,482,318
Common Stocks		10	—	—	10
Total Securities		10	1,482,318		1,482,328
Futures Contracts		12	—	—	12
Total		$22$	1,482,318$	— $	1,482,340

[1] Includes Municipal Securities.